Licenses, rights and patents (Tables)	12 Months Ended
Dec. 31, 2019
Licenses, rights and patents
Summary of licenses, rights and patents

Licenses,
rights
DKK thousand	and patents
Cost at January 1, 2019	—
Additions	2,480
Cost at December 31, 2019	2,480

Amortization at January 1, 2019	—
Amortization at December 31, 2019	—
Carrying amount at December 31, 2019	2,480